Loan Receivable (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012
Loans Receivable, Net [Abstract]
Loans Receivable	$ 0			$ 10,000,000
Loan Receivable Maturity Date	March 30, 2012
Loans and Leases Receivable, Deferred Income		$ 6,300,000	$ 3,700,000